Goodwill and Other Intangible Assets, Net - Trademark and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 3,341,032	$ 3,331,211
Total accumulated amortization	(489,097)	(291,889)
Other intangible assets, net	2,851,935	3,039,322
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,653,446	2,658,659
Total accumulated amortization	(302,047)	(156,906)
Trade Names and Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	178,968	177,770
Total accumulated amortization	(27,213)	(19,593)
Technological Know-how [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	468,256	451,016
Total accumulated amortization	(135,269)	(93,051)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	40,362	43,766
Total accumulated amortization	$ (24,568)	$ (22,339)